RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

The summary of amount due to related parties as the following:

		March 31, 2024	September 30, 2023
Due to related parties consist of the following:
Mr. Bun Kwai	Due to shareholders	23,147	20,791
Mr. Bun Kwai	Accrued liabilities and other payables	10,861	10,855
Mr. Chun San Leung*	Accrued liabilities and other payables	2,214	2,107
Mr. Pak Lun Patrick Au*	Accrued liabilities and other payables	5,047	4,852
MSB Infinitus Limited ***	Due to shareholders	1,607,022	1,219,447
		$1,648,291	$1,258,052

The amounts due to related parties are unsecured, interest free with no specific repayment terms.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2023

(Stated in US Dollars)

NOTE 17 – RELATED PARTY TRANSACTIONS (Continued)

In addition to the transactions and balances detailed elsewhere in these unaudited condensed consolidated financial statements, the Company had the following transactions with related parties:

	For the six months ended
	March 31,
	2024	2023

Service fee to Cubic Creation Limited**	-	48,218
Salary to Mr. Bun Kwai	66,210	55,492
Salary to Mr. Chun San Leung*	13,303	-
Salary to Mr. Pak Lun Patrick Au*	30,327	20,018

*	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited
**	Cubic Creations Limited is fully owned by Mr. Chun San Leung
***	MSB Infinitus Limited is the sole shareholder of Lasting Success Holdings Limited which is a shareholder of the Company